Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

20.	CONCENTRATIONS

Major Customers

For the year ended December 31, 2019, two customers each accounted for approximately 21% and 15%, respectively, of the Company's revenues. For the year ended December 31, 2018, two customers each accounted for approximately 16% and 13%, respectively, of the Company's revenues. For the year ended December 31, 2017, two customers accounted for approximately 44% and 12%, respectively, of the Company's revenues.

Major Suppliers

For the year ended December 31, 2019, one supplier accounted for 100% of the Company's purchases. For the year ended December 31, 2018, two suppliers each accounted for approximately 31% and 17% respectively, of the Company's purchases. For the year ended December 31, 2017, two suppliers each accounted for approximately 40% and 23%, respectively, of the Company's purchases.

Revenues by categories

The following represents the revenues by categories, all derived from China:

	For the years ended December 31,
	2019	2018	2017
Categories
Product sales
Medical Devices	$58,750	$221,414	$827,032
Mobile Medicine (sleep apnea diagnostic products)	153,644	120,930	54,979
OSAS service (analysis and detection)	171,064	217,042	-
Total Revenues	$383,458	$559,386	$882,011